Investment Property - Summary of Changes in Investment Property (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Changes in investment property [abstract]
Transfer from property, plant and equipment	₩ 36,809
Depreciation	(804)
Impairment loss	(7,736)
Investment property at end of period	₩ 28,269